Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified						1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 16, 2013 Subsequent Event [Member]	Feb. 07, 2014 Subsequent Event [Member] Servier [Member] Second Right to Develop Collaboration [Member]	Oct. 31, 2013 Subsequent Event [Member] IPO [Member]	Oct. 16, 2013 Subsequent Event [Member] IPO [Member]
Subsequent Event [Line Items]
Initial public offering number of share sold						5,000,000
Initial public offering price per share							$ 16.00
Additional shares sold under over-allotments Option to underwriter						750,000
Proceeds from initial public offering net of expenses						$ 83.8
Common stock, shares issued	2,124,624	1,098,914	1,049,030	25,020,288
Common stock, shares outstanding	2,124,624	1,098,914	1,049,030	25,020,288
Preferred stock, shares outstanding				0
Milestone Payments Triggered	5.0
Research Maintenance Payment	4.0
License grant fees earned					15
Clinical milestone payments earned					$ 5